Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Intangible Assets, Net [Abstract]
Software	$ 15,820,000	$ 7,695,000
Accumulated amortization	(7,227,183)	(5,269,306)
Intangible assets, net	$ 8,592,817	$ 2,425,694